SEGMENT REPORTING - Schedule of Segment Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Assets	$ 157,181	$ 139,953
Liabilities	139,264	126,877
Equity	17,917	13,076
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Assets	125,612	112,931
Liabilities	116,549	105,724
Equity	9,063	7,207
Operating Segments | P&C
Segment Reporting Information [Line Items]
Assets	12,780	14,269
Liabilities	8,936	9,574
Equity	3,844	4,695
Operating Segments | Life Insurance
Segment Reporting Information [Line Items]
Assets	8,736	7,708
Liabilities	7,608	6,510
Equity	1,128	1,198
Corporate & Other
Segment Reporting Information [Line Items]
Assets	10,053	5,045
Liabilities	6,171	5,069
Equity	$ 3,882	$ (24)